Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[2]	David F. Larcker[2]
Aggressive Allocation Fund	$0	$0
Asset Allocation Fund	$0	$0
Conservative Allocation Fund	$0	$0
Growth Balanced Fund	$0	$0
Moderate Balanced Fund	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds as of December 31, 2008).

2 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 27 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES G

Supplement dated April 17, 2009, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008,

January 16, 2009, March 1, 2009 and March 31, 2009.

This supplement contains important information about the Fund referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[3]	David F. Larcker[3]
CoreBuilder SharesSM – Series G1	$0	$0
Total Compensation from the Fund Complex[2]	Over $100,000	$0

1 The Fund commenced operations April 15, 2008. The Trustees had no beneficial ownership in the Fund for the period indicated.

2 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 134 funds as of December 31, 2008).

3 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 21 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES M

Supplement dated April 17, 2009, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on May 9, 2008, August 1, 2008, October 1, 2008, November 1, 2008,

December 29, 2008, January 16, 2009, March 1, 2009 and March 31, 2009.

This supplement contains important information about the Fund referenced above.

Effective immediately, Isaiah Harris, Jr. and David F. Larcker are appointed to serve as independent On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[3]	David F. Larcker[3]
CoreBuilder SharesSM – Series M1	$0	$0
Total Compensation from the Fund Complex[2]	Over $100,000	$0

1 The Fund commenced operations April 15, 2008. The Trustees had no beneficial ownership in the Fund for the period indicated.

2 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 134 funds as of December 31, 2008).

3 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 17 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008,

January 16, 2009, March 1, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[3]	David F. Larcker[3]
Dow Jones Target Today	$0	$0
Dow Jones Target 2010	$0	$0
Dow Jones Target 2015[1]	$0	$0
Dow Jones Target 2020	$0	$0
Dow Jones Target 2025[1]	$0	$0
Dow Jones Target 2030	$0	$0
Dow Jones Target 2035[1]	$0	$0
Dow Jones Target 2040	$0	$0
Dow Jones Target 2045[1]	$0	$0
Dow Jones Target 2050[1]	$0	$0
Total Compensation from the Fund Complex[2]	Over $100,000	$0

1 The Fund commenced operations on June 29, 2007.

2 Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds) as of the calendar year end.

3 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 23 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009, March 26, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[2]	David F. Larcker[2]
C&B Large Cap Value	$0	$0
Diversified Equity	$0	$0
Diversified Small Cap	$0	$0
Emerging Growth	$0	$0
Equity Income	$0	$0
Equity Value	$0	$0
Growth Equity	$0	$0
Index	$0	$0
Large Cap Appreciation	$0	$0
Large Company Growth	$0	$0
Small Company Growth	$0	$0
Small Company Value	$0	$0
Strategic Small Cap Value	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 134 funds).

2 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 20 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, November 17, 2008, December 29, 2008, January 16, 2009, March 1, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[3]	David F. Larcker[3]
Diversified Bond	$0	$0
Government Securities	$0	$0
High Income	$0	$0
Income Plus	$0	$0
Inflation-Protected Bond	$50,001-$100,000	$0
Short Duration Government Bond	$50,001-$100,000	$0
Short-Term Bond	$0	$0
Short-Term High Yield Bond	$0	$0
Stable Income	$0	$0
Strategic Income	$0	$0
Total Return Bond	$0	$0
Ultra Short-Term Income	$0	$0
Total Compensation from the Fund Complex[2]	Over $100,000	$0

2 Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds).

3 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 27 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on February 18, 2009, March 1, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[2]	David F. Larcker[2]
Asia Pacific	$0	$0
Emerging Markets Equity	$0	$0
International Core	$0	$0
International Equity	$0	$0
International Value	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 134 funds).

2 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 20 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated December 1, 2008,

as previously supplemented on December 12, 2008, December 29, 2008, January 16, 2009,

January 22, 2009, March 1, 2009, March 26, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[3]	David F. Larcker[3]
Capital Growth	$0	$0
Endeavor Select	$0	$0
Growth	$0	$0
Large Cap Growth	$0	$0
Large Company Core	$0	$0
Large Company Value	$0	$0
U.S. Value	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds as of December 31, 2008).

3 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 18 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008,

January 16, 2009, March 1, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[2]	David F. Larcker[2]
California Tax-Free Money Market	$0	$0
California Tax-Free Money Market Trust	$0	$0
Cash Investment Money Market	$0	$0
Government Money Market	$0	$0
Heritage Money Market	$0	$0
Minnesota Money Market	$0	$0
Money Market	$0	$0
Money Market Trust	$0	$0
Municipal Money Market	$0	$0
National Tax-Free Money Market	$0	$0
National Tax-Free Money Market Trust	$0	$0
Overland Express Sweep	$0	$0
Prime Investment Money Market	$0	$0
Treasury Plus Money Market	$50,001-$100,000	$0
100% Treasury Money Market	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds) as of the calendar year end.

2 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 20 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVATNAGE WISCONSIN TAX-FREE FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated November 1, 2008,

as previously supplemented on November 17, 2008, December 29, 2008, January 8, 2009,

January 16, 2009, March 1, 2009 and March 31, 2009

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[3]	David F. Larcker[3]
California Limited-Term Tax-Free	$0	$0
California Tax-Free	$0	$0
Colorado Tax-Free	$0	$0
Intermediate Tax/AMT-Free	$0	$0
Minnesota Tax-Free	$0	$0
Municipal Bond	$0	$0
Short-Term Municipal Bond	$0	$0
Ultra Short-Term Municipal Income	$0	$0
Wisconsin Tax-Free	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 134 funds as of December 31, 2008).

3 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 36 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITY FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated April 17, 2009, to the Statement of Additional Information dated March 1, 2009,

as previously supplemented on March 26, 2009 and March 31, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[2]	David F. Larcker[2]
C&B Mid Cap Value	$0	$0
Common Stock	$0	$0
Discovery	$0	$0
Enterprise	$0	$0
Mid Cap Disciplined	$0	$0
Mid Cap Growth	$0	$0
Opportunity	$0	$0
Small Cap Disciplined	$0	$0
Small Cap Growth	$0	$0
Small Cap Opportunity	$0	$0
Small Cap Value	$0	$0
Small/Mid Cap Value	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 134 funds).

2 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 18 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Supplement dated April 17, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, December 29, 2008, January 16, 2009, March 1, 2009

and March 31, 2009

This supplement contains important information about the Fund referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[4]	David F. Larcker[4]
Social Sustainability[1]	$0	$0
Total Compensation from the Fund Complex[2]	Over $100,000	$0

1 The Fund commenced operations October 1, 2008. Accordingly, the Trustees had no beneficial ownership in the Fund for the period indicated.

2 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 134 funds as of December 31, 2008).

4 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 16 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated March 1, 2009.

This supplement contains important information about the Funds referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[2]	David F. Larcker[2]
Specialized Financial Services	$0	$0
Specialized Technology	$0	$0
Total Compensation from the Fund Complex[1]	Over $100,000	$0

1 Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds as of December 31, 2008).

2 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 17 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated April 17, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, December 29, 2008, January 16, 2009, March 1, 2009

and March 31, 2009.

This supplement contains important information about the Portfolios referenced above.

On April 17, 2009, shareholders elected or re-elected the following seven nominees to the Boards of Trustees of the Trusts: Mr. Peter G. Gordon, Mr. Isaiah Harris, Jr., Ms. Judith M. Johnson, Mr. David F. Larcker, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. As a result, effective April 17, 2009, the Board consists of seven Trustees, all of whom are Independent Trustees. Upon their election as Independent Trustees, Messrs. Harris and Larcker no longer serve as members of the Advisory Board and all references to their service in such capacity are deleted and replaced with references to their service as Independent Trustees.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Harris and Larcker:

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Isaiah Harris, Jr.[3]	David F. Larcker[3]
Conservative Allocation	$0	$0
Equity	$0	$0
Growth Allocation	$0	$0
Growth Balanced	$0	$0
Moderate Balanced	$0	$0
Tactical Equity	$0	$0
Total Compensation from the Fund Complex[2]	Over $100,000	$0

2 Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds at calendar year end).

3 Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

The fourth sentence of the paragraph beginning with the heading “(1) Governance Committee” on page 23 is hereby deleted and the following is added immediately below the paragraph:

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.